Onerous Contract Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Onerous Contracts Provision [Abstract]
Summary of Onerous Contract Provisions
	2018	2017
Onerous Contract Provisions, Beginning of Year	45	53
Liabilities Incurred	684	8
Liabilities Settled	(21)	(16)
Change in Assumptions	2	-
Change in Discount Rate	(57)	-
Unwinding of Discount on Onerous Contract Provisions	10	-
Onerous Contract Provisions, End of Year	663	45
Less: Current Portion	50	8
Long-Term Portion	613	37

Summary of Changes to Credit Adjusted Risk Free Rate or Estimated Sublease Recovery on Onerous Contract Provisions

Changes to the credit-adjusted risk-free rate or the estimated sublease recoveries would have the following impact on the provision:

As at December 31, 2018	Sensitivity Range	Increase	Decrease
Credit-Adjusted Risk-Free Rate	± one percent	(46)	52
Estimated Sublease Recovery	± five percent	(40)	40